RISK MANAGEMENT - Scenario of probability weighting in measuring ECL (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Colombia | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	23.00%	23.00%
Colombia | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	55.00%	60.00%
Colombia | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	22.00%	17.00%
Guatemala | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	10.00%	10.00%
Guatemala | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	65.00%	70.00%
Guatemala | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	25.00%	20.00%
Honduras | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	15.00%	10.00%
Honduras | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	65.00%	65.00%
Honduras | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	20.00%	25.00%
El Salvador | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	20.00%	15.00%
El Salvador | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	65.00%	70.00%
El Salvador | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	15.00%	15.00%
Nicaragua | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	20.00%	15.00%
Nicaragua | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	65.00%	70.00%
Nicaragua | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	15.00%	15.00%
Costa Rica | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	35.00%	20.00%
Costa Rica | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	60.00%	60.00%
Costa Rica | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	5.00%	20.00%
Panama | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	30.00%	15.00%
Panama | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	60.00%	60.00%
Panama | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	10.00%	25.00%